Supplement to the currently effective STATEMENTs OF ADDITIONAL INFORMATION

DWS Strategic High Yield Tax-Free Fund

Michael J. Generazo has been added as a portfolio manager of the fund and, together with A. Gene Caponi, Ashton P. Goodfield and Carol L. Flynn, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Strategic High Yield Tax-Free Fund in “Appendix I-D – Portfolio Management” of the fund’s Statements of Additional Information. The information for Michael J. Generazo, A. Gene Caponi, Ashton P. Goodfield and Carol L. Flynn is provided as of the fund’s most recent fiscal year end:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
A. Gene Caponi	$10,001 - $50,000	$100,001 - $500,000
Ashton P. Goodfield	$10,001 - $50,000	$500,001 - $1,000,000
Carol L. Flynn	$0	$50,001 - $100,000
Michael J. Generazo	$0	$10,001 - $50,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
A. Gene Caponi	1	$136,691,711	0	$0
Ashton P. Goodfield	8	$8,690,933,831	0	$0
Carol L. Flynn	1	$136,691,711	0	$0
Michael J. Generazo	3	$6,032,733,636	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
A. Gene Caponi	0	$0	0	$0
Ashton P. Goodfield	0	$0	0	$0
Carol L. Flynn	0	$0	0	$0
Michael J. Generazo	0	$0	0	$0

August 16, 2018

SAISTKR-432

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
A. Gene Caponi	0	$0	0	$0
Ashton P. Goodfield	0	$0	0	$0
Carol L. Flynn	0	$0	0	$0
Michael J. Generazo	3	$54,259,409	0	$0

Please Retain This Supplement for Future Reference